Business Combination (Details) - USD ($)	Feb. 08, 2019	May 09, 2018
Business Combination (Details) [Line Items]
Common stock per share (in Dollars per share)		$ 2
Percentage of goodwill	100.00%
Goodwill write-down value (in Dollars)	$ 43,647,626
BioKey [Member]
Business Combination (Details) [Line Items]
Common stock issued	29,561,231
Reverse stock split	1,642,291
Common stock per share (in Dollars per share)	$ 1.5
BioKey [Member] | Business Combination [Member]
Business Combination (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 1.5